FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2021
FAIR VALUE MEASUREMENTS
Summary of gross holding gains and fair value of held-to-maturity securities

			Quoted Prices in	Significant Other	Significant Other
		June 30,	Active Markets	Observable Inputs	Unobservable Inputs
	Description	2021	(Level 1)	(Level 2)	(Level 3)
Assets:
Cash and marketable securities held in Trust Account		$115,005,972	$115,005,972	$—	$—

Liabilities:
Warrant Liability – Private Placement Warrants		$315,180	$—	$—	$315,180

Schedule of quantitative information regarding Level 3 fair value measurements inputs

	At
	March 5, 2021
	(Initial	At
	Measurement)	June 30, 2021
Stock price	$9.78	$9.90
Strike price	$11.50	$11.50
Volatility	14.9%	25.2%
Risk-free rate	0.87%	0.84%
Probability of Business Combination occurring	75%	75%
Dividend yield	0.0%	0.0%
Fair value of private warrants	$0.90	$1.64
Fair Value of public warrants	1.64	3.09

Schedule of change in the fair value of the warrant liabilities

Warrant Liabilities
Fair value as of March 5, 2021 (Initial Measurement)	$91,800
Change in valuation inputs or other assumptions	9,180
Fair value as of March 31, 2021	82,620
Change in valuation inputs or other assumptions	232,560
Fair value as of June 30, 2021	$315,180